EMPLOYEE BENEFIT PLANS - Retirement Pension Premium Plan and Executive Pension Plan Premium - Obligation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 COP ($) item	Dec. 31, 2021 COP ($) item	Dec. 31, 2020
Retirement Pension Premium Plan and Executive Pension Plan Premium - El Salvador
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan | item	2,844	2,738
Retirement Pension Premium Plan and Executive Pension Plan Premium - Guatemala
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan | item	3,504	3,263
Discount rate	9.30%	5.40%	8.20%
Actuarial gain (loss) from changes in discount rate	$ 13,476	$ (20,928)
Defined benefit obligation at present value | Retirement Pension Premium Plan and Executive Pension Plan Premium
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	219,496	202,580
Current service cost	20,794	18,669
Interest cost	15,371	11,686
Benefits paid	(19,487)	(19,788)
Consolidation of contributions	(43,199)
Past service cost		3,326
Net actuarial (gain) / loss due to changes in assumptions	(39,817)	(2,493)
Net actuarial (gain) / loss due to plan experience	6,487	(4,721)
Others changes		(1,900)
Foreign currency translation effect	17,171	12,137
Defined obligation, unfunded as of December 31	$ 176,816	$ 219,496